Equity (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cost of revenue	$ 1,175	$ 1,428	$ 6,798	$ 5,179
General and administrative	986	1,031	4,751	4,869
Engineering, research and development	195	109	460	299
Sales and marketing	382	703	2,855	2,448
Stock Option [Member]
Cost of revenue	0	4	4	23
General and administrative	127	137	548	769
Engineering, research and development	16	25	77	41
Sales and marketing	14	(3)	126	169
Option expense before tax	157	163	755	1,002
Benefit for income tax	0	0	0	0
Net option expense	$ 157	$ 163	$ 755	$ 1,002